LIABILITY IN RESPECT OF CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule Of Capital Leases Transactions [Table Text Block]
The following are details of the Company’s future minimum lease commitments in respect of capital leases as of December 31, 2014:

	Minimum lease payments	Interest	Present value of minimum lease payment

First year (included in other accounts payable)	480	41	439
Second year until fifth year	941	38	903

Total	1,421	79	1,342